Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of Stock Option Activity

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the six months ended June 30, 2018(*)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	414,965	$11.7	$1,859
Granted	-	-	-
Exercised	(2,487)	-	-
Cancelled	-	-	-
Outstanding at end of period	412,478	$11.7	$1,259
Vested and expected-to-vest at end of period	205,024	$6.9	$1,248

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

	For the year ended December 31, 2017(*)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	174,328	$1.95	$3,739
Granted	272,090	16.5	-
Exercised	(31,453)	-	-
Cancelled	-	-	-
Outstanding at end of period	414,965	$11.7	$1,859
Vested and expected-to-vest at end of period	142,875	$1.95	$1,375

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2017(**)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	174,328	$1.95	$3,739
Granted	272,090	16.5	-
Exercised	(31,453)	-	-
Cancelled	-	-	-
	414,965	$11.7	$1,859
Outstanding at end of period	142,875	$1.95	$1,375
Vested and expected-to-vest at end of period	174,328	$1.95	$3,739

	For the year ended December 31, 2016(**)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	77,846	$4.2	-
Granted	96,482	(*)	-
Exercised	-	-	-
Cancelled	-	-	-

Outstanding at end of period	174,328	$1.95	$15,624
Vested and expected-to-vest at end of period	174,328	$1.95	$15,624

(*) Less than 1

(**) December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Schedule of Stock Options Outstanding

The stock options outstanding as of June 30, 2018 and December 31, 2017, separated by exercise prices, are as follows(**):

Exercise price $	Stock options outstanding as of June 30, 2018	Stock options outstanding as of December 31, 2017	Weighted average remaining contractual life – years as of June 30, 2018	Weighted average remaining contractual life – years as of December 31, 2017	Stock options exercisable as of June 30, 2018	Stock options exercisable as of December 31, 2017

4.2	77,846	77,846	7.50	8.0	77,846	77,846
15.75	133,546	133,546	9.25	9.75	32,133	-
19.35	72,508	72,508	9.25	9.75	18,127	-
15.3	66,036	66,036	9.50	10	14,376	-
(*)	62,542	65,029	8.25	8.75	62,542	65,029
	412,478	414,965	8.80	9.3	205,024	142,875

(*)	Less than 0.01
(**)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The stock options outstanding as of December 31, 2017 and December 31, 2016, separated by exercise prices, are as follows:

Exercise price		Stock options outstanding as of December 31, (**)		Weighted average remaining contractual life – years as of December 31, (**)		Stock options exercisable as of December 31, (**)
		$2017	2016	2017	2016	2017	2016

4.2		77,846	77,846	8.0	8.0	77,846	77,846
15.75		133,546	-	9.75	-	-	-
19.35		72,508	-	9.75	-	-	-
15.3		66,036	-	10	-	-	-
(*	)	65,029	96,482	8.75	9.5	65,029	96,482
		414,965	174,328	-	-	142,875	174,328

(*) Less than 1

(**) December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Schedule of Stock Options Valuation Assumptions

The fair value of the stock options is estimated at the date of grant using Black-Scholes options pricing model with the following weighted-average assumptions:

	Six months ended June 30, 2018	Year ended December 31, 2017

Expected volatility	109%	122.5%
Risk-free interest	2.39%	1.64%
Dividend yield	0%	0%
Expected life of up to (years)	2.75	6.25

The fair value of the stock options is estimated at the date of grant using Black-Scholes options pricing model with the following weighted-average assumptions:

	Years ended December 31,
	2017	2016

Expected volatility	122.5%	77.3%
Risk-free interest	1.64%	0.6%
Dividend yield	0%	0%
Expected life of up to (years)	6.25	5.0